Equity Incentive Plan - Additional Information Ocean Rig UDW Inc. (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	4 Months Ended	11 Months Ended	4 Months Ended	8 Months Ended	3 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 14, 2012	May 15, 2012	Dec. 05, 2012	May 16, 2013	Aug. 20, 2013	Mar. 31, 2014	Aug. 19, 2014	Nov. 04, 2014	Dec. 30, 2014	Mar. 21, 2012	Aug. 20, 2015	Aug. 20, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Number of forfeited shares	171,626
Number of vested shares	309,452
Ocean Rig
Unrecognized compensation cost related to non-vested share arrangements granted	$ 6,235	$ 2,724
Weighted average period of recognition for unrecognised compensation cost		2 years
Allocated Share-based Compensation Expense	3,576	3,634	613
Number of shares forfeited		93,050
Number of vested shares		162,633
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 2,383	$ 2,959	$ 37
Compensation Committee Approval On 14 February 2012 | Ocean Rig
Shares Granted				112,950
Grant date fair value				$ 16.5
Vesting period				3 years
Equity Incentive Plan 2012 | Ocean Rig
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													2,000,000
Officer | Ocean Rig
Shares Granted					4,500	7,500
Grant date fair value					$ 15.92	$ 15.75
Sign Up Bonus | Ocean Rig
Shares Granted					28,200
Grant date fair value					$ 15.92
Compensation Committee Approval On 16 May 2013 | Ocean Rig
Shares Granted							192,400
Grant date fair value							$ 16.9
Vesting period							3 years
Compensation Committee approval on 20 August 2013 | Azara
Vested number of shares on grant date								50,000
Vested in period														50,000	50,000
Grant date fair value								$ 17.56
Vesting period								2 years
Shares issued by the company for the sign on bonus								150,000
Employees | Ocean Rig
Shares Granted	139,202
Compensation Committee Approval On 31 March 2014 | Ocean Rig
Shares Granted									161,200
Grant date fair value									$ 17.79
Vesting period									3 years
Compensation Committee Approval On 19 August 2014 | Azara
Shares Granted										150,000
Vested in period	50,000															50,000	50,000
Grant date fair value										$ 18.37
Vesting period										3 years
Compensation Committee Approval On 4 November 2014 | Ocean Rig
Shares Granted											45,450
Grant date fair value											$ 12.6
Vesting period											3 years
Compensation Committee Approval On 30 December 2014 | Azara
Shares Granted												300,000
Vested in period																100,000	100,000	100,000
Grant date fair value												$ 9.46
Vesting period												3 years